The Prudential Variable Contract Account - 11

655 Broad Street

Newark, New Jersey 07102

VIA EDGAR SUBMISSION

February 14, 2017

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Registration Statement Post-Effective Amendment (Reg. Nos. 2-76581 and 811-03422)

To the Securities and Exchange Commission:

On behalf of The Prudential Variable Contract Account-11 (“VCA 11”), we are filing herewith a post-effective amendment to the registration statement for VCA 11 (the “Registration Statement”). Pursuant to Rule 485(a)(i) under the Securities Act of 1933, VCA 11 has designated the 60th day after filing as the effective date. Prior to the designated effective date, VCA 11 will file a further post-effective amendment under Rule 485(b) to add updated financial information and make other non-material annual updates.

At a special meeting of contractholders and participants having voting rights in VCA 11 held on January 27, 2017, such contractholders and participants approved an Agreement and Plan of Reorganization that provides for the transfer of VCA 11’s assets and liabilities to the Government Money Market Portfolio, a series of The Prudential Series Fund, in exchange for shares of the Government Money Market Portfolio (the “Reorganization”). The Reorganization will result in the restructuring of VCA 11 into a unit investment trust that invests solely in shares of the Government Money Market Portfolio. A prospectus/proxy statement on Form N-14 regarding the proxy solicitation was filed with the Commission (Reg. Nos. 333-214305 and 811-03623) and declared effective on November 30, 2016.

The amendment updates the Registration Statement to reflect the Reorganization. In addition to changes to the prospectus and Statement of Additional Information reflecting the Reorganization, the amendment changes the form from Form N-3 to Form N-4 to reflect the change from a managed separate account to a unit investment trust. VCA 11 plans to file a subsequent amendment under Rule 485(b) as noted above, which will designate an effective date as of the effective date of the Reorganization.

If you have any comments or questions, please contact Jonathan Shain at (973) 802-6469 or jshain@prudential.com.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain